Employee Benefits - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Number of consecutive years of employee's compensation			5 years		5 years
Number of total years of employee's compensation			10 years		10 years
Expected long-term rate of return on plan assets			8.00%		8.00%	8.00%	8.00%
Prior service credit expected recognized Amount					$ 100,000
Accumulated benefit obligation					88,300,000	93,500,000
Contribution by employer					0	3,100,000
Projected benefit obligation					95,969,000	102,454,000	93,033,000
Net periodic benefit cost	200,000	738,000	552,000	2,124,000	2,832,000	3,919,000	1,921,000
Decrease in fair value of plan assets					2,700,000
Fair value of asset transfer from Level 1 to Level 2 on recurring basis	0		0		0	0
Fair value of asset transfer from Level 2 to Level 1 on recurring basis	0		0		0	0
Purchases, transfers or sales of level 3 plan assets					0
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to the Thrift Plan					3.50%
Compensation expense					1,400,000	1,300,000	1,100,000
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation					2,800,000	3,500,000
Net periodic benefit cost					400,000	500,000	300,000
Defined benefit plan in accumulated other comprehensive gain/loss before tax					1,500,000	2,000,000
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss included in accumulated other comprehensive income (loss)								$ (800,000)
Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted asset allocation minimum					50.00%
Targeted asset allocation maximum					70.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted asset allocation minimum					30.00%
Targeted asset allocation maximum					50.00%